Annual Operating Expenses - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2025
Fidelity Advisor Value Strategies Fund - Class A
Operating Expenses:
Management fee	0.83%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	1.09%
Fidelity Advisor Value Strategies Fund - Class C
Operating Expenses:
Management fee	0.83%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.84%
Fidelity Advisor Value Strategies Fund - Class M
Operating Expenses:
Management fee	0.82%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Total annual operating expenses	1.34%
Fidelity Advisor Value Strategies Fund - Class I
Operating Expenses:
Management fee	0.83%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.84%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.19%, 0.23%, and 0.20% for Class A, Class M, Class C, and Class I, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.